Award Timing Disclosure	12 Months Ended
Oct. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Options
▪
Stock options align the shareholders’ and option holders’ interests because the option holders do not receive any gain from their options unless the shareholders experience a gain because HEICO’s share price increases

▪	Stock options are very important to some executives
▪
As a result of shareholder feedback in connection with the Company’s 2024 Annual Meeting of Shareholders, as described above in “Shareholder Engagement on Say-on-Pay,” the Committee refrained from issuing options to the NEOs in Fiscal 2024, but intends to resume option issue in Fiscal 2025

▪	The Committee stated that future NEO option grants will be performance-based
▪
The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation

Award Timing Method
▪
Stock options align the shareholders’ and option holders’ interests because the option holders do not receive any gain from their options unless the shareholders experience a gain because HEICO’s share price increases

▪	Stock options are very important to some executives
▪
As a result of shareholder feedback in connection with the Company’s 2024 Annual Meeting of Shareholders, as described above in “Shareholder Engagement on Say-on-Pay,” the Committee refrained from issuing options to the NEOs in Fiscal 2024, but intends to resume option issue in Fiscal 2025

▪	The Committee stated that future NEO option grants will be performance-based
▪
The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false